UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21516
UBS Multi-Strat Fund, L.L.C.

(Exact name of registrant as specified in charter)
299 Park Avenue, 29th Floor
New York, NY 10171

(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 525-5000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
UBS Multi-Strat Fund, L.L.C.
Schedule of Portfolio Investments
(Unaudited)
September 30, 2011

				Realized and				Dollar Amount of
			% of	Unrealized				Fair Value for First
			Members’	Gain/(Loss) from	Initial Acquisition		First Available	Available
Investment Fund	Cost	Fair Value	Capital	Investments	Date	Liquidity (a)	Redemption (b)	Redemption (b)
Credit
Aurelius Capital Partners, L.P. (c)	$5,000,000	$5,841,790	4.80	$(176,885)	12/1/2009	Semi-Annually	12/31/2011	5,841,790
Brigade Leveraged Capital Structures Fund, L.P. (c)	6,141,472	7,374,010	6.06	220,517	7/1/2009	Quarterly
Claren Road Credit Partners, L.P., L Interest Payable (d)	880,892	1,319,087	1.08	97,779	1/1/2007	N/A
Gracie Credit Opportunities Fund, L.L.C. (c)	4,154,100	4,423,489	3.63	86,184	11/1/2009	Quarterly
Harbinger Capital Partners Fund I, L.P., Class L (d)	8,775	35,203	0.03	(2,402)	9/1/2007	N/A
Harbinger Class PE Holdings (US) Trust (d)	578,331	360,630	0.30	(70,026)	9/1/2007	N/A
Marathon Structured Finance Fund, L.P. (d)	173,756	724,398	0.59	3,954	4/1/2005	N/A
Marathon Structured Finance Fund, L.P. (e)	690,015	667,845	0.55	22,339	4/1/2005	N/A

Credit Subtotal	$17,627,341	$20,746,452	17.04%	$181,460

Equity Hedged
Anthion Partners, L.P. (c)	7,000,000	6,860,643	5.64	(525,313)	4/1/2010	Quarterly
Atlas Institutional Fund, L.L.C. (c)	7,500,000	7,391,695	6.07	(108,305)	5/1/2011	Quarterly
Bay Pond Partners, L.P. (c)	3,474,664	5,536,259	4.55	(865,920)	7/1/2007	Semi-Annually
GCA Credit Opportunites Offshore Fund, Ltd. (c)	4,000,000	3,907,665	3.21	(92,335)	7/31/2011	Quarterly	9/30/2012	3,907,665
JHL Capital Group Fund, L.L.C. (c)	4,500,000	3,603,694	2.96	(896,306)	2/1/2011	Quarterly
Moore Emerging Equity Long/Short Fund, Ltd. (c)	2,500,000	2,318,549	1.90	(181,451)	1/1/2011	Monthly
Newland Fund, L.P. (c)	7,000,000	6,025,357	4.95	(1,239,334)	11/1/2010	Quarterly
Seneca Capital, L.P., SLV (e)	664,304	665,880	0.55	19,533	10/1/2004	N/A
Starboard Value and Opportunity Fund, L.P. (c)	3,500,000	3,524,320	2.89	24,320	11/1/2010	Quarterly

Equity Hedged Subtotal	$40,138,968	$39,834,062	32.72%	$(3,865,111)

Multi-Strategy
Davidson Kempner Partners, L.P. (c)	5,676,800	7,671,720	6.30	20,596	1/1/2006	Semi-Annually
OZ Domestic Partners, L.P. (d)	2,251,858	2,969,559	2.44	(489,415)	5/1/2005	N/A

Multi-Strategy Subtotal	$7,928,658	$10,641,279	8.74%	$(468,819)

Relative Value
Brookdale International Partners, L.P. (f)	3,349,483	6,541,937	5.37	190,368	8/1/2005	Quarterly
CPIM Structured Credit Fund, L.P. (e)	1,229,498	176,456	0.15	(77,515)	11/1/2005	N/A
Mason Capital, L.P. (c)	6,000,000	6,919,668	5.68	313,354	1/1/2010	Annually
Providence MBS Fund L.P. (c)	4,000,000	4,007,955	3.29	7,955	7/31/2011	Quarterly	9/30/2012	4,007,955
Waterstone Market Neutral Fund, L.P. (c)	3,136,852	6,200,357	5.09	(91,016)	10/1/2004	Quarterly

Relative Value Subtotal	$17,715,833	$23,846,373	19.58%	$343,146

Trading
Brevan Howard, L.P. (c)	1,657,611	1,885,804	1.55	381,096	10/1/2009	Monthly
Moore Macro Managers Fund, L.P. (c)	6,000,000	5,917,294	4.86	(82,706)	2/1/2011	Quarterly

Trading Subtotal	$7,657,611	$7,803,098	6.41%	$298,390

Redeemed Investment Funds	—	—	—	698,119

Total	$91,068,411	$102,871,264	84.49%	$(2,812,815)

UBS Multi-Strat Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)	Investment Funds with no dates or amounts can be redeemed in full.

(c)	Investment Funds categorized as Level 2 investments.

(d)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f)	The Fund has placed a redemption request with the Investment Fund which is subject to an investor level gate. The Investment Fund’s investment level gate allows for the Fund to receive 12.5% of its investment every quarter for 2 years. The Fund is expected to be fully redeemed within 18 months.
Complete information about the Investment Funds’ underlying investments is not readily available.
The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.
The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the September 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at September 30, 2011.
ASSETS TABLE

	Total Fair Value
	at
	September 30,
Description	2011	Level 1	Level 2	Level 3

Credit	$20,746,452	$—	$17,639,289	$3,107,163
Equity Hedged	39,834,062	—	39,168,182	665,880
Multi-Strategy	10,641,279	—	7,671,720	2,969,559
Relative Value	23,846,373	—	17,127,980	6,718,393
Trading	7,803,098	—	7,803,098	—

Total Assets	$102,871,264	$—	$89,410,269	$13,460,995

UBS Multi-Strat Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in
				unrealized			Net transfers in
	Balance as of	Strategy	Realized gain /	appreciation /			and/or (out) of	Balance as of
Description	December 31, 2010	Reclassification *	(loss)	depreciation	Purchases	Sales	Level 3 **	September 30, 2011

Credit	$—	$4,263,250	$(18,907)	$110,182	$—	$(1,247,362)	$—	$3,107,163
Direct Loans / Structured Finance	2,857,072	(2,857,072)	—	—	—	—	—	—
Distressed/Credit	1,761,559	(1,761,559)	—	—	—	—	—	—
Equity Hedged	—	839,431	1,970	(74,771)	4,000,000	(193,085)	(3,907,665)	665,880
Multi-Strategy	3,821,781	—	111,202	(600,618)	—	—	(362,806)	2,969,559
Relative Value	—	8,749,238	589,625	(333,220)	4,000,000	(2,279,295)	(4,007,955)	6,718,393
Special Situations	9,233,288	(9,233,288)	—	—	—	—		—

Total	$17,673,700	$—	$683,890	$(898,427)	$8,000,000	$(3,719,742)	$(8,278,426)	$13,460,995

*	Effective June 30, 2011, the Fund’s underlying Fund investments were reclassified into new investment strategies.

**	The transfers out of Level 3 investments in the amount of $7,915,620 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2010 to September 30, 2011. The transfer out of Level 3 investments in the amount of $362,806 is due to a transfer between side pocket and liquid holding during the nine month period ended September 30, 2011.
Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2011 is $(814,048).

UBS Multi-Strat Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
Portfolio Valuation
The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 60 — 180 day redemption notice periods. Investment Funds representing approximately 15 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 12 - 36 months. The remaining approximately 85 percent of the Investment Funds have either initial redemption dates commencing in the future (28 percent) or are available to be redeemed with no restrictions (57 percent), as of the measurement date.
The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 — 90 day redemption notice periods. An Investment Fund representing approximately 2 percent of the fair value of the investments in this strategy is a liquidating trust where the liquidation of assets is expected over the next 24 — 36 months. The remaining approximately 98 percent of the Investment Funds have either initial redemption dates commencing in the future (10 percent) or are available to be redeemed with no restrictions (88 percent), as of the measurement date.
The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to 45 — 65 day redemption notice periods. An Investment Fund representing approximately 28 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 24 — 36 months. The remaining approximately 72 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date. One Investment Fund, with a fair value of $362,806, transferred from Level 3 to Level 2 at the measurement date.

UBS Multi-Strat Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to 30 — 180 day redemption notice periods. An Investment Fund representing approximately 1 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 24 — 36 months. The remaining approximately 99 percent of the Investment Funds have either initial redemption dates commencing in the future (17 percent) or are available to be redeemed with no restrictions (82 percent), as of the measurement date.
The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to 60 — 90 day redemption notice periods and are available to be redeemed with no restrictions, as of the measurement date.
Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2011.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the June 30, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) UBS Multi-Strat Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11

By (Signature and Title)*	/s/ Robert Aufenanger Robert Aufenanger, Principal Financial Officer

Date 11-23-11

*	Print the name and title of each signing officer under his or her signature.